Exhibit 99.9 Schedule 3

Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXXX	XXX			Closed	2023-09-29 01:21	2023-10-18 14:06	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-PCCD received, CE elevated - resolved - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. - Seller-XX/XX/XXXX Open-TRID: Missing Closing Disclosure Provide post-consummation closing disclosure, since it is required for XXX Dry Fund States (Subject State is XX). - Due Diligence Vendor-XX/XX/XXXX Rescinded-TRID: Missing Closing Disclosure Dry state means disbursement after closing is ok. - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. - Seller-XX/XX/XXXX	Resolved-PCCD received, CE elevated - resolved - Due Diligence Vendor-XX/XX/XXXX Rescinded-TRID: Missing Closing Disclosure Dry state means disbursement after closing is ok. - Due Diligence Vendor-XX/XX/XXXX	XXXX			NV	Primary Residence	Purchase	NA	1184315	N/A	N/A
XXXX	XXX	Closed	2023-11-01 01:25	2023-11-07 14:52	Resolved	1 - Information	A	A	Compliance	State Reg	CA Per Diem Interest Amount Test	Resolved-The per diem interest amount charged on the loan ($X,XXX.XX) exceeds the per diem interest charge or credit threshold
($X,XXX.XX). Per diem amount was reduced on PCCD to $X,XXX.XX, resolved.
 - Due Diligence Vendor-XX/XX/XXXX

Rescinded-Updated data points
 - Due Diligence Vendor-XX/XX/XXXX

Rescinded-This loan failed the per diem interest amount test. (XX Bus. Prof. Code §XXXX.X)The per diem interest amount charged on the loan ($X,XXX.XX) exceeds the per diem interest charge or credit threshold ($X,XXX.XX).PLEASE NOTE: An additional $X buffer was not included in the per diem interest charge or credit threshold displayed above based on the client preferences configured on the per diem interest settings page. - Due Diligence Vendor-XX/XX/XXXX	Resolved-The per diem interest amount charged on the loan ($X,XXX.XX) exceeds the per diem interest charge or credit threshold
($X,XXX.XX). Per diem amount was reduced on PCCD to $X,XXX.XX, resolved.
 - Due Diligence Vendor-XX/XX/XXXX

 Rescinded-Updated data points
 - Due Diligence Vendor-XX/XX/XXXX

 Rescinded-This loan failed the per diem interest amount test. (XX Bus. Prof. Code §XXXX.X)The per diem interest amount charged on the loan ($X,XXX.XX) exceeds the per diem interest charge or credit threshold ($X,XXX.XX).PLEASE NOTE: An additional $X buffer was not included in the per diem interest charge or credit threshold displayed above based on the client preferences configured on the per diem interest settings page. - Due Diligence Vendor-XX/XX/XXXX

																	XXXX			CA	Primary Residence	Purchase	NA	1239256	N/A	N/A
XXXX	XXX	Closed	2023-11-01 01:25	2023-11-07 14:51	Resolved	1 - Information	A	A	Compliance	State Reg	CA Per Diem Interest Amount Test	Rescinded-The per diem interest amount charged on the loan ($X,XXX.XX) exceeds the per diem interest charge or credit threshold
($X,XXX.XX). Per diem amount was reduced on PCCD to $X,XXX.XX, resolved.
 - Due Diligence Vendor-XX/XX/XXXX

Rescinded-Updated data points
 - Due Diligence Vendor-XX/XX/XXXX

Rescinded-This loan failed the per diem interest amount test. (XX Bus. Prof. Code §XXXX.X)The per diem interest amount charged on the loan ($X,XXX.XX) exceeds the per diem interest charge or credit threshold ($X,XXX.XX).PLEASE NOTE: An additional $X buffer was not included in the per diem interest charge or credit threshold displayed above based on the client preferences configured on the per diem interest settings page. - Due Diligence Vendor-XX/XX/XXXX	Rescinded-The per diem interest amount charged on the loan ($X,XXX.XX) exceeds the per diem interest charge or credit threshold
($X,XXX.XX). Per diem amount was reduced on PCCD to $X,XXX.XX, resolved.
 - Due Diligence Vendor-XX/XX/XXXX

 Rescinded-Updated data points
 - Due Diligence Vendor-XX/XX/XXXX

 Rescinded-This loan failed the per diem interest amount test. (XX Bus. Prof. Code §XXXX.X)The per diem interest amount charged on the loan ($X,XXX.XX) exceeds the per diem interest charge or credit threshold ($X,XXX.XX).PLEASE NOTE: An additional $X buffer was not included in the per diem interest charge or credit threshold displayed above based on the client preferences configured on the per diem interest settings page. - Due Diligence Vendor-XX/XX/XXXX

																	XXXX			CA	Primary Residence	Purchase	NA	1239255	N/A	N/A
XXXX	XXX	Closed	2023-11-01 01:01	2023-11-07 13:36	Resolved	1 - Information	C	A	Compliance	TRID	TRID "Section H. Other" Validation Test	Resolved- - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Please see updated PCCD - Seller-XX/XX/XXXX

Counter-Hi XXXXX, section H is not the correct section for broker cures.  - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Hi XXXXXXX, this is not a fee.  It does not affect the borrower.  Please look at the Payee.  The broker is paying to XXXXXX.  This has nothing to do with our borrower and it does not affect the bottom line.  Please advise why is this even a condition. - Seller-XX/XX/XXXX

														Open-This loan failed the TRID "Section H. Other" validation test.This loan contains a fee or fees where "compensation to" is set to the lender or broker, but this fee or fees should not be retained by the lender or broker. Except for charges for optional credit insurance provided by the creditor, this fee or fees should not be retained by the lender or broker."Section H. Other" should contain an itemization of any other amounts in connection with the transaction that the consumer is likely to pay or has contracted with a person other than the creditor or loan originator to pay at closing and of which the creditor is aware at the time of issuing the Loan Estimate.Per the Official Interpretations to Regulation Z: ... - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. Please see updated PCCD - Seller-XX/XX/XXXX Ready for Review-Hi XXXXXXX, this is not a fee. It does not affect the borrower. Please look at the Payee. The broker is paying to XXXXXX. This has nothing to do with our borrower and it does not affect the bottom line. Please advise why is this even a condition. - Seller-XX/XX/XXXX	Resolved- - Due Diligence Vendor-XX/XX/XXXX	XXXX			CA	Primary Residence	Purchase	NA	1239214	N/A	N/A
XXXX	XXX	Closed	2023-11-03 05:47	2026-02-17 12:55	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved-Received missing COC and compliance test is now passing, finding has been resolved and cleared. - Due Diligence Vendor-XX/XX/XXXX

Resolved- - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded.  - Seller-XX/XX/XXXX

Counter-The PCCD has been updated to the review. However, this loan is still failing the charges that cannot increase test. The points fee iao $XXX was added to the final CD without a valid Change of Circumstance Form. There is no evidence of reimbursement in file. Please upload COC, or to cure upload refund check iao $XXX, PCCD, LOE, and POD shipping envelope. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded.  - Seller-XX/XX/XXXX

														Open-This loan failed the charges that cannot increase test. ... Your total tolerance violation is $XXX.XX. ... Discount point fee(X.X% $XXX as been added in Final CD pg#XXX ... - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. - Seller-XX/XX/XXXX Ready for Review-Document Uploaded. - Seller-XX/XX/XXXX	Resolved-Received missing COC and compliance test is now passing, finding has been resolved and cleared. - Due Diligence Vendor-XX/XX/XXXX Resolved- - Due Diligence Vendor-XX/XX/XXXX	XXXX			CA	Primary Residence	Purchase	NA	1243658	N/A	N/A
XXXX	XXX			Closed	2023-11-03 03:58	2023-11-13 17:36	Resolved	1 - Information	D	A	Compliance	Missing Doc	The Final 1003 is Missing	Resolved-The Final 1003 is Present - Due Diligence Vendor-XX/XX/XXXX Resolved-The Final 1003 is Present - Due Diligence Vendor-XX/XX/XXXX Resolved-The Final 1003 is Present - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. - Seller-XX/XX/XXXX Counter-The final 1003 provided is not signed or dated by the borrower. - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. - Seller-XX/XX/XXXX Open-The Final 1003 is Missing - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. - Seller-XX/XX/XXXX Ready for Review-Document Uploaded. - Seller-XX/XX/XXXX	Resolved-The Final 1003 is Present - Due Diligence Vendor-XX/XX/XXXX Resolved-The Final 1003 is Present - Due Diligence Vendor-XX/XX/XXXX Resolved-The Final 1003 is Present - Due Diligence Vendor-XX/XX/XXXX	XXXX			CA	Primary Residence	Purchase	NA	1243540	N/A	N/A
XXXX	XXX			Closed	2023-11-03 05:47	2023-11-13 17:34	Resolved	1 - Information	A	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-This loan failed the higher-priced mortgage loan test. ... - Due Diligence Vendor-XX/XX/XXXX Rescinded-TRID Header Disclosure Page was entered correctly ... - Due Diligence Vendor-XX/XX/XXXX Rescinded-This loan failed the higher-priced mortgage loan test. ... - Due Diligence Vendor-XX/XX/XXXX		Resolved-This loan failed the higher-priced mortgage loan test. ... - Due Diligence Vendor-XX/XX/XXXX Rescinded-TRID Header Disclosure Page was entered correctly ... - Due Diligence Vendor-XX/XX/XXXX Rescinded-This loan failed the higher-priced mortgage loan test. ... - Due Diligence Vendor-XX/XX/XXXX	XXXX			CA	Primary Residence	Purchase	NA	1243653	N/A	N/A
XXXX	XXX	Closed	2023-11-03 05:47	2023-11-13 17:34	Resolved	1 - Information	A	A	Compliance	Points & Fees	CA AB 260 Higher-Priced Mortgage Loan Test	Resolved-This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s XXX and the Final Closing disclosure on Pg#’s XXX reflects escrows. Rate lock date was entered correctly – see Pg#’s Finding (COC form). An interior and exterior appraisal was completed for this property – see pg XX, the appraisal disclosure was provided to the borrower(s)- see Pg#’s XXX-XXX and copy of the appraisal was given to the borrower – see Pg#’s XXX-XXX for the copy of the disclosure. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-XX/XX/XXXX

Rescinded-TRID Header Disclosure Page was entered correctly
All disclosures, COC’s, Fees, and dates are entered correctly
Rate lock date was entered correctly
Borrower is escrowing
An interior and exterior appraisal was completed for this property, appraisal disclosure was provided to the borrower(s),
a copy of the appraisal was given to the borrower, pg XXX
The loan meets HPML guidelines, rescinded.
 - Due Diligence Vendor-XX/XX/XXXX

Rescinded-This loan failed the CA AB XXX higher-priced mortgage loan test.  (CA AB XXX, California Financial Code Division X.X XXXX(X))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML - TRID Header Disclosure Page was entered correctly
All disclosures, COC’s, Fees, and dates are entered correctly
Rate lock date was entered correctly
Borrower is escrowing
An interior and exterior appraisal was completed for this property, appraisal disclosure was provided to the borrower(s),
a copy of the appraisal was given to the borrower
The loan meets HPML guidelines"
HPML Lender Certification on pg#XXX
- Due Diligence Vendor-XX/XX/XXXX	Resolved-This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s XXX and the Final Closing disclosure on Pg#’s XXX reflects escrows. Rate lock date was entered correctly – see Pg#’s Finding (COC form). An interior and exterior appraisal was completed for this property – see pg XX, the appraisal disclosure was provided to the borrower(s)- see Pg#’s XXX-XXX and copy of the appraisal was given to the borrower – see Pg#’s XXX-XXX for the copy of the disclosure. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-XX/XX/XXXX

 Rescinded-TRID Header Disclosure Page was entered correctly
All disclosures, COC’s, Fees, and dates are entered correctly
Rate lock date was entered correctly
Borrower is escrowing
An interior and exterior appraisal was completed for this property, appraisal disclosure was provided to the borrower(s),
a copy of the appraisal was given to the borrower, pg XXX
The loan meets HPML guidelines, rescinded.
 - Due Diligence Vendor-XX/XX/XXXX

 Rescinded-This loan failed the CA AB XXX higher-priced mortgage loan test.  (CA AB XXX, California Financial Code Division X.X XXXX(X))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML - TRID Header Disclosure Page was entered correctly
All disclosures, COC’s, Fees, and dates are entered correctly
Rate lock date was entered correctly
Borrower is escrowing
An interior and exterior appraisal was completed for this property, appraisal disclosure was provided to the borrower(s),
a copy of the appraisal was given to the borrower
The loan meets HPML guidelines"
HPML Lender Certification on pg#XXX
 - Due Diligence Vendor-XX/XX/XXXX

																	XXXX			CA	Primary Residence	Purchase	NA	1243659	N/A	N/A
XXXX	XXX	Closed	2023-11-13 17:23	2023-11-13 17:24	Resolved	1 - Information	C	A	Compliance	State Reg	CA Per Diem Interest Amount Test	Resolved-This loan failed the per diem interest amount test because the per diem interest amount charged on the loan ($X,XXX.XX) exceeds the per diem interest charge or credit threshold ($XXX.XX). The per diem on the PCCD was reduced to $XXX.XX. Resolved. - Due Diligence Vendor-XX/XX/XXXX

														Open-This loan failed the per diem interest amount test. (CA Bus. Prof. Code §XXXX.X)The per diem interest amount charged on the loan ($X,XXX.XX) exceeds the per diem interest charge or credit threshold ($XXX.XX).PLEASE NOTE: An additional $X buffer was not included in the per diem interest charge or credit threshold displayed above based on the client preferences configured on the per diem interest settings page. - Due Diligence Vendor-XX/XX/XXXX		Resolved-This loan failed the per diem interest amount test because the per diem interest amount charged on the loan ($X,XXX.XX) exceeds the per diem interest charge or credit threshold ($XXX.XX). The per diem on the PCCD was reduced to $XXX.XX. Resolved. - Due Diligence Vendor-XX/XX/XXXX	XXXX			CA	Primary Residence	Purchase	NA	1260059	N/A	N/A
XXXX	XXX	Closed	2023-11-13 17:23	2023-11-13 17:24	Resolved	1 - Information	C	A	Compliance	State Reg	CA Per Diem Interest Amount Test	Resolved-This loan failed the per diem interest amount test because the per diem interest amount charged on the loan ($X,XXX.XX) exceeds the per diem interest charge or credit threshold ($XXX.XX). The per diem on the PCCD was reduced to $XXX.XX. Resolved. - Due Diligence Vendor-XX/XX/XXXX

														Open-This loan failed the per diem interest amount test. (CA Bus. Prof. Code §XXXX.X)The per diem interest amount charged on the loan ($X,XXX.XX) exceeds the per diem interest charge or credit threshold ($XXX.XX).PLEASE NOTE: An additional $X buffer was not included in the per diem interest charge or credit threshold displayed above based on the client preferences configured on the per diem interest settings page. - Due Diligence Vendor-XX/XX/XXXX		Resolved-This loan failed the per diem interest amount test because the per diem interest amount charged on the loan ($X,XXX.XX) exceeds the per diem interest charge or credit threshold ($XXX.XX). The per diem on the PCCD was reduced to $XXX.XX. Resolved. - Due Diligence Vendor-XX/XX/XXXX	XXXX			CA	Primary Residence	Purchase	NA	1260060	N/A	N/A
XXXX	XXX			Closed	2023-11-03 05:59	2023-11-09 14:52	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Initial Closing Disclosure	Resolved-PCCD received and updated to review. - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. - Seller-XX/XX/XXXX Open-TRID: Missing Closing Disclosure Provide post-consummation closing disclosure, since it is required for XXX (Subject State is CA) - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. - Seller-XX/XX/XXXX	Resolved-PCCD received and updated to review. - Due Diligence Vendor-XX/XX/XXXX	XXXX			CA	Primary Residence	Purchase	NA	1243673	N/A	N/A
XXXX	XXX			Closed	2023-11-03 05:58	2023-11-07 23:03	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Letter of Explanation (Credit)	Resolved-LOE uploaded for excluding the payments for DTI, verified & entered in system - Resolved. - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. - Seller-XX/XX/XXXX Open-Required Credit LOX or Authorized check paid by other to exclude Liabilities XXXXXXX XXX -XXXX with $XX, XXXXXXX XXX - XXXX with $XX and XXXX - XXXX with $XX monthly payments from DTI calculation, since U/W is not included these Liabilities for DTI Calculation. - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. - Seller-XX/XX/XXXX	Resolved-LOE uploaded for excluding the payments for DTI, verified & entered in system - Resolved. - Due Diligence Vendor-XX/XX/XXXX	XXXX			CA	Primary Residence	Purchase	NA	1243672	N/A	N/A
XXXX	XXX			Closed	2024-10-22 00:33	2024-10-28 06:42	Resolved	1 - Information	D	A	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Resolved-HO-X Master Insurance Policy is fully present - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. HOX and Master Policies - Seller-XX/XX/XXXX Open-Missing HO-X Master Insurance Policy Condo master insurance policy is missing in file for subject property - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. HOX and Master Policies - Seller-XX/XX/XXXX	Resolved-HO-X Master Insurance Policy is fully present - Due Diligence Vendor-XX/XX/XXXX	XXXX			CA	Investment	Refinance	Cash Out - Other	2652550	N/A	N/A
XXXX	XXX			Closed	2024-10-22 03:43	2024-10-28 06:38	Resolved	1 - Information	C	A	Credit	Doc Issue	HUD/Closing Statement not signed by Borrower or Title Agent	Resolved-Updated Hud page - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. Final HUDX - dry state, done after disbursement - Seller-XX/XX/XXXX Open-HUD or closing statement in pg XXX is not signed by borrowers. need executed HUD in file - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. Final HUDX - dry state, done after disbursement - Seller-XX/XX/XXXX	Resolved-Updated Hud page - Due Diligence Vendor-XX/XX/XXXX	XXXX			CA	Investment	Refinance	Cash Out - Other	2653025	N/A	N/A
XXXX	XXX			Closed	2024-12-17 11:14	2024-12-19 17:50	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing	Resolved-Secondary Valuation or Additional Valuation is present or Not Required - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. XXXXXXX XXX with LCA score of X - Seller-XX/XX/XXXX Open-Secondary Valuation or Additional Valuation (with acceptable variance to Primary) is missing per guideline requirements and CU Score, if present, is greater than X.X Provide Secondary Valuation or Additional Valuation. - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. XXXXXXX XXX with LCA score of X - Seller-XX/XX/XXXX	Resolved-Secondary Valuation or Additional Valuation is present or Not Required - Due Diligence Vendor-XX/XX/XXXX	XXXX			UT	Primary Residence	Refinance	Cash Out - Other	3024680	N/A	N/A
XXXX	XXX			Closed	2025-04-08 04:07	2025-04-11 04:24	Resolved	1 - Information	C	A	Credit	Insurance	Hazard Insurance Coverage Amount is less than Required Coverage Amount	Resolved-RCE document provided. Resolved - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. RCE - Seller-XX/XX/XXXX Open-Hazard Insurance Coverage Amount of $XXXXXX is less than Required Coverage Amount of $XXXXXX and Guaranteed Replacement Coverage indicator is 'N/A' Provide RCE document as hazard coverage amount is not for the full loan amount. - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. RCE - Seller-XX/XX/XXXX	Resolved-RCE document provided. Resolved - Due Diligence Vendor-XX/XX/XXXX	XXXX			ID	Investment	Purchase	NA	3803345	N/A	N/A
XXXX	XXX			Closed	2025-04-08 03:59	2025-04-10 04:57	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing	Resolved-XXXXXXX XXX Document Provided. - Due Diligence Vendor-XX/XX/XXXX Resolved-Secondary Valuation or Additional Valuation is present or Not Required - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. XXXXXXX XXX - Seller-XX/XX/XXXX Open-Secondary Valuation or Additional Valuation (with acceptable variance to Primary) is missing per guideline requirements and CU Score, if present, is greater than X.X Provide Secondary Valuation or Additional Valuation as it missing from file. - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. XXXXXXX XXX - Seller-XX/XX/XXXX	Resolved-XXXXXXX XXX Document Provided. - Due Diligence Vendor-XX/XX/XXXX Resolved-Secondary Valuation or Additional Valuation is present or Not Required - Due Diligence Vendor-XX/XX/XXXX	XXXX			ID	Investment	Purchase	NA	3803329	N/A	N/A
XXXX	XXX			Closed	2025-04-12 05:46	2025-04-16 12:49	Resolved	1 - Information	C	A	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Resolved-All Fraud Report Alerts have been cleared. - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. Cleared Alerts - Seller-XX/XX/XXXX Open-Fraud Report Shows Uncleared Alerts • The XXXXXXXXX LoanSafe Connect Alerts Summary document shows a total of X High alerts, only X of which were cleared; and X Medium alerts, only X of which was cleared. Please provide the documentation that shows all alerts were reviewed & cleared. - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. Cleared Alerts - Seller-XX/XX/XXXX	Resolved-All Fraud Report Alerts have been cleared. - Due Diligence Vendor-XX/XX/XXXX	XXXX			CO	Investment	Purchase	NA	3848034	N/A	N/A
XXXX	XXX	Closed	2025-04-12 05:26	2025-04-15 11:41	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing	Resolved-XXXXX UCDP/SSR received with an LCA score of X.X and is R&W eligible. System updated. Resolved. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. XXXXXXX XXX - Seller-XX/XX/XXXX

														Open-Secondary Valuation or Additional Valuation (with acceptable variance to Primary) is missing per guideline requirements and CU Score, if present, is greater than X.X • Secondary Valuation or Additional Valuation for securitization purposes is missing. File needs a XXXXX or XXXXX UCDP/SSR report with a score less than X.X, or the file needs an Appraisal Desk Review. - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. XXXXXXX XXX - Seller-XX/XX/XXXX	Resolved-XXXXX UCDP/SSR received with an LCA score of X.X and is R&W eligible. System updated. Resolved. - Due Diligence Vendor-XX/XX/XXXX	XXXX			CO	Investment	Purchase	NA	3848007	N/A	N/A
XXXX	XXX	Closed	2025-04-15 13:04	2025-05-12 06:38	Resolved	1 - Information	D	A	Credit	Missing Doc	Asset 1 Missing	Resolved-Updated asset page. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. UW Response: This is a checking account. This shows the wire of funds used at closing of this file. - Seller-XX/XX/XXXX

Counter-DO not see where the funds are liquid  with the bank statement attached   - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Statement where borrower funds came from - Seller-XX/XX/XXXX

Counter-The Certificate of Deposit is not liquid at any time. Per Kind GLs "Assets should be liquid or able to be liquidated without restriction by the borrower. " - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. UW Response:  This is not for re-payment. The term is for when they earn a fix interest rate and the money is locked before they can take out - Seller-XX/XX/XXXX

Counter-Need docs to support liquid funds  - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. UW Response:  We have a CD for reserves, we are not required to make sure they are liquid - Seller-XX/XX/XXXX

														Open-Based on doc in file for XXXk maturity date is in X months. Need clarification for the reserve funds - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. UW Response: This is a checking account. This shows the wire of funds used at closing of this file. - Seller-XX/XX/XXXX Ready for Review-Document Uploaded. Statement where borrower funds came from - Seller-XX/XX/XXXX Ready for Review-Document Uploaded. UW Response: This is not for re-payment. The term is for when they earn a fix interest rate and the money is locked before they can take out - Seller-XX/XX/XXXX Ready for Review-Document Uploaded. UW Response: We have a CD for reserves, we are not required to make sure they are liquid - Seller-XX/XX/XXXX	Resolved-Updated asset page. - Due Diligence Vendor-XX/XX/XXXX	XXXX			CA	Investment	Refinance	No Cash Out - Borrower Initiated	3871016	N/A	N/A
XXXX	XXX			Closed	2025-04-12 00:24	2025-04-16 16:28	Resolved	1 - Information	C	A	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Resolved-Updated fraud page. - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. Cleared Alerts - Seller-XX/XX/XXXX Open-Fraud Report Shows Uncleared Alerts Provide updated fraud report with all cleared alerts as the one on file shows uncleared alerts. - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. Cleared Alerts - Seller-XX/XX/XXXX	Resolved-Updated fraud page. - Due Diligence Vendor-XX/XX/XXXX	XXXX			CA	Investment	Refinance	No Cash Out - Borrower Initiated	3847571	N/A	N/A
XXXX	XXX			Closed	2025-04-15 13:10	2025-04-16 06:45	Resolved	1 - Information	D	A	Compliance	Missing Doc	Final HUD-1 or Final Settlement Statement Document is Missing	Resolved-Final HUD-1 Document is Present or Not Applicable - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. Final HUDX stamped certified - Seller-XX/XX/XXXX Open-Final HUD-1 Document is Missing. Need certified Hud based on docs first lien is to be paid off at closing. - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. Final HUDX stamped certified - Seller-XX/XX/XXXX	Resolved-Final HUD-1 Document is Present or Not Applicable - Due Diligence Vendor-XX/XX/XXXX	XXXX			CA	Investment	Refinance	No Cash Out - Borrower Initiated	3871102	N/A	N/A
XXXX	XXX			Closed	2025-04-11 23:57	2025-04-15 12:20	Resolved	1 - Information	A	A	Credit	Borrower	Discrepancy between 1008 Page Qualifying FICO and actual Qualifying FICO	Resolved-Qualifying FICO on the XXXX Page is 'XXX' or blank, but the Qualifying FICO from the Credit Liabilities Page is 'XXX' or blank. Qualifying FICO entries do not match. Please confirm the correct Qualifying FICO value. Qualifying FICO on the XXXX Page is XXX but the Qualifying FICO from the Credit Liabilities Page is XXX. Following GLs - Due Diligence Vendor-XX/XX/XXXX		Resolved-Qualifying FICO on the XXXX Page is 'XXX' or blank, but the Qualifying FICO from the Credit Liabilities Page is 'XXX' or blank. Qualifying FICO entries do not match. Please confirm the correct Qualifying FICO value. Qualifying FICO on the XXXX Page is XXX but the Qualifying FICO from the Credit Liabilities Page is XXX. Following GLs - Due Diligence Vendor-XX/XX/XXXX	XXXX			CA	Investment	Refinance	No Cash Out - Borrower Initiated	3847398	N/A	N/A
XXXX	XXX	Closed	2025-10-10 01:14	2025-11-17 06:34	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-Audited Reserves of X.XX month(s) are greater than or equal to XXXXXXXX Required Reserves of X month(s) - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Hi, we have $XXX,XXX.XX in Verified Assets.  Borrower brought in $XXX,XXX.XX for funds to closed and still have a Balance of $XX,XXX.XX for reserves.  X months reserves is only $XX,XXX.XX - Seller-XX/XX/XXXX

														Open-Audited Reserves of X.XX month(s) are less than XXXXXXXX Required Reserves of X month(s) The matrix for a purchase less than X million in loan amount requires X moths PITIA ro ITIA, The final CD reflects the borrower needed $XXX,XXX.XX for closing., A total of verified assets of $XXX,XXX.X. The loan file did not contain any verified assets. therefore , the loan is short $X,XXX.XX in verified assets. - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. Hi, we have $XXX,XXX.XX in Verified Assets. Borrower brought in $XXX,XXX.XX for funds to closed and still have a Balance of $XX,XXX.XX for reserves. X months reserves is only $XX,XXX.XX - Seller-XX/XX/XXXX	Resolved-Audited Reserves of X.XX month(s) are greater than or equal to XXXXXXXX Required Reserves of X month(s) - Due Diligence Vendor-XX/XX/XXXX	XXXX			CA	Primary Residence	Purchase	NA	5848425	N/A	N/A
XXXX	XXX			Closed	2025-10-10 01:46	2025-10-22 03:55	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Citizenship Identification Documentation Missing	Resolved-Updated EAD Card uploaded, Verified & entered in system - Resolved - Due Diligence Vendor-XX/XX/XXXX Resolved-Validation Resolved or Not Applicable - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. - Seller-XX/XX/XXXX Open-Borrower X Non-US Citizen Identification Document Missing. Please provide acceptable documentation. Provide the updated EAD, In file we have the EAD card on page#XXX-XXX but it is expired. - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. - Seller-XX/XX/XXXX	Resolved-Updated EAD Card uploaded, Verified & entered in system - Resolved - Due Diligence Vendor-XX/XX/XXXX Resolved-Validation Resolved or Not Applicable - Due Diligence Vendor-XX/XX/XXXX	XXXX			CA	Primary Residence	Purchase	NA	5848565	N/A	N/A